Financial Instruments (Details) - Schedule of Exchange Rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Euro [Member]
Financial Instruments (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate at December 31,	NIS 3.753
Decrease during the year	6.90%
USD [Member]
Financial Instruments (Details) - Schedule of Exchange Rates [Line Items]
Exchange rate at December 31,	NIS 3.519	3.110 NIS
Decrease during the year	13.20%	(3.30%)